Annual Total Returns (Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares Institutional) - Vanguard Institutional Short-Term Bond Fund - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
Total
Annual Total Return
2014	0.96%
2013	0.82%
2012	2.13%
2011	1.62%
2010	3.27%
2009	7.26%
2008	2.45%
2007	6.63%
2006	4.69%
2005	2.20%